Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	¥ 0	$ 0	¥ 0	¥ 0